UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -----------------------------------------------------

Form 13F File Number: 28-7320
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature, Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York              06/25/2005
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            41
                                         ------------
Form 13F Information Table Value Total:  $152,112,420
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  9523241  274841          Sole    none        x      0    0
WYETH                          COMMON           983024100  7981298  179355          Sole    none        x      0    0
FANNIE MAE                     COMMON           313586109  7103167  122384          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  7094384  131548          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7037107  137042          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  6903279  190751          Sole    none        x      0    0
AFLAC INC                      COMMON             1055102  6201937  143298          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  5979162  124049          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  5835485  125225          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  5814247  223453          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  5580010  107743          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON            26874107  5457972   93941          Sole    none        x      0    0
BP                             COMMON           556221074  5389694   86401          Sole    none        x      0    0
PFIZER                         COMMON           717081103  5346218  193844          Sole    none        x      0    0
ALTRIA                         COMMON           02209s103  5058158   78227          Sole    none        x      0    0
DENTSPLY                       COMMON           249030107  4777434   88471          Sole    none        x      0    0
P&G                            COMMON           742718109  4645956   88075          Sole    none        x      0    0
UPS                            COMMON           911312106  4440072   64200          Sole    none        x      0    0
SUNCOR                         COMMON           867229106  4019834   84950          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3843837   93365          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  3720659  149785          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  3467395   60334          Sole    none        x      0    0
TEVA                           COMMON           881624209  3374795  108375          Sole    none        x      0    0
DONALDSON                      COMMON           257651109  3309822  109127          Sole    none        x      0    0
CISCO                          COMMON           17275R102  3283668  172100          Sole    none        x      0    0
STRYKER                        COMMON           863667101  3186520   67000          Sole    none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  2940727   28825          Sole    none        x      0    0
MC CORMICK                     COMMON           579780206  2209168   67600          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1471047   63903          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1099335   31125          Sole    none        x      0    0
3M                             COMMON           88579Y101  1012200   14000          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   926850   22200          Sole    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   907555   14500          Sole    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   690267   16049          Sole    none        x      0    0
M&T                            COMMON           55261F104   431156    4100          Sole    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   416167   16660          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   396500    6100          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON            53015103   384026    9150          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   313906    6200          Sole    none        x      0    0
BELLSOUTH                      COMMON            79860102   291845   10984          Sole    none        x      0    0
WELLS FARGO                    COMMON           949746101   246320    4000          Sole    none        x      0    0